INCOME TAX - Summary of Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total			$ 134
Income tax provision	$ 69	$ 366	134	$ 82
Nogin Inc [Member]
Federal, Current					$ 0	$ 0	$ 0
State and Local, Current					1	190	25
Total					1	190	25
Federal, Deferred					371	0	0
State and Local, Deferred					803	0	0
Total			$ 134	$ 82	1,174	0	0
Income tax provision					$ 1,175	$ 190	$ 25